UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Current liabilities	¥ 1,329,800,556	$ 193,707,291	¥ 1,110,983,764
Accounts payable, current	255,180,417	37,171,219	131,249,219
Loyalty payable, current	178,912,204	26,061,501	256,661,934
Advance from advertising customers, current	166,090,687	24,193,836	155,099,317
Salary and welfare payable, current	73,901,862	10,765,020	43,422,202
Tax payable, current	92,118,427	13,418,562	101,286,721
Lease liabilities, current	32,117,473	4,678,437
Accrued liabilities, current	46,255,061	6,737,809	44,133,812
Accrued liabilities and other current liabilities	¥ 478,383,268	$ 69,684,380	¥ 379,130,559
Treasury stock, par value | $ / shares		$ 0.0001		$ 0.0001
Treasury stock, shares | shares	8,955,425	8,955,425	9,500,000
Variable Interest Entities
Current liabilities	¥ 2,769,079,393		¥ 1,652,254,389
Accounts payable, current	238,068,415		73,087,671
Loyalty payable, current	172,120,365		249,881,449
Advance from advertising customers, current	164,606,216		152,181,358
Salary and welfare payable, current	72,032,140		41,665,582
Tax payable, current	91,918,811		100,757,561
Lease liabilities, current	24,935,349		0
Accrued liabilities, current	46,255,061		44,133,812
Accrued liabilities and other current liabilities	¥ 461,629,127		¥ 360,711,336
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		0.0001
Ordinary shares, shares authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, shares, issued | shares	39,332,122	39,332,122	37,022,806
Ordinary shares, shares, outstanding | shares	30,376,697	30,376,697	27,522,806
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	34,248,442	34,248,442	34,248,442
Ordinary shares, shares, issued | shares	32,937,193	32,937,193	34,248,442
Ordinary shares, shares, outstanding | shares	32,937,193	32,937,193	34,248,442